DIREXION SHARES ETF TRUST
DIREXION DAILY FINANCIAL BULL 3X SHARES (FAS)
DIREXION DAILY FINANCIAL BEAR 3X SHARES (FAZ)
DIREXION DAILY MSCI REAL ESTATE BULL 3X SHARES (DRN)
DIREXION DAILY MSCI REAL ESTATE BEAR 3X SHARES (DRV)

Supplement dated December 30, 2021 to the
Summary Prospectuses, Prospectus, and Statement of Additional Information (“SAI”)
dated February 28, 2021, as last supplemented

The Board of Trustees of the Direxion Shares ETF Trust (“Trust”) has approved changes to the investment objective, investment strategy and underlying index of each of the Direxion Daily Financial Bull 3X Shares, Direxion Daily Financial Bear 3X Shares (the “Financial ETFs”), Direxion Daily MSCI Real Estate Bull 3X Shares, and the Direxion Daily MSCI Real Estate Bear 3X Shares (the “Real Estate ETFs”) (each a “Fund” and collectively, the “Funds”). The Board of Trustees of the Trust has also approved a change to the name of the Real Estate ETFs.
On or about February 28, 2022, each Fund’s underlying index will change as shown in the table below and all references to each Fund’s current index in each Fund’s respective Summary Prospectus, Prospectus, and SAI will be replaced with the respective new index:
Fund Name	Current Index	New Index
Direxion Daily Financial Bull 3X Shares	Russell 1000® Index – Financials	Russell 1000 Financials 40 Act 15/22.5 Daily Capped Index
Direxion Daily Financial Bear 3X Shares	Russell 1000® Index – Financials	Russell 1000 Financials 40 Act 15/22.5 Daily Capped Index
Direxion Daily MSCI Real Estate Bull 3X Shares	MSCI US IMI Real Estate 25/50 Index	Real Estate Select Sector Index
Direxion Daily MSCI Real Estate Bear 3X Shares	MSCI US IMI Real Estate 25/50 Index	Real Estate Select Sector Index
To the extent that the Funds do not implement the index changes at the same time as the index composition changes, the Funds may incur tracking error.
Additionally, on or about February 28, 2022, the Real Estate ETFs’ names will change as shown in the table below:
Current Fund Name	New Fund Name
Direxion Daily MSCI Real Estate Bull 3X Shares	Direxion Daily Real Estate Bull 3X Shares
Direxion Daily MSCI Real Estate Bear 3X Shares	Direxion Daily Real Estate Bear 3X Shares
On or about February 28, 2022, the description of the Financial ETFs’ current index in each Financial ETF’s Summary Prospectus, Prospectus, and SAI will be replaced with the following description of the new index:
Financial ETFs’ New Index Description
The Index is a subset of the Russell 1000® Index and measures the performance of US large capitalization companies that are assigned to the Financials Industry by the ICB sector classification framework. The Index is reviewed quarterly and at each review, all companies that have a weight greater than 4.5% in aggregate are no more than 22.5% of the index, and no individual company in the index has a weight greater than 15% of the index.
As of November 30, 2021, Index had 142 constituents, which had an average market capitalization of $33.6 billion, median market capitalization of $13.4 billion, total capitalizations ranging from $1.1 billion to $619 billion and were concentrated in the financials sector.
In addition, on page 4 of each Financial ETF’s Summary Prospectus and on pages 176 and 184 of the statutory Prospectus, the paragraph immediately following the table under “Principal Investment Risks - Effects of Compounding and Market Volatility Risk” is replaced with the following:
The Index’s annualized historical volatility rate for the five year period ended November 30, 2021 was 25.04%.The Index’s highest volatility rate for any one calendar year during the five year period was 45.21% and volatility for a shorter period of time may have been substantially higher. The Index’s annualized performance for the five-year period ended November 30, 2021 was 12.80%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future. The volatility of ETFs or instruments that reflect the value of the Index, such as swaps, may differ from the volatility of the Index.

On or about February 28, 2022, the description of the Real Estate ETFs’ current index in each Real Estate ETF’s Summary Prospectus, Prospectus, and SAI will be replaced with the following description of the new index:
Real Estate ETFs’ New Index Description
The Index is provided by S&P Dow Jones Indices (the “Index Provider”) and includes securities of companies from the following industries: real estate management and development and real estate investment trusts (“REITs”), excluding mortgage REITs. The Index is one of eleven Select Sector Indexes developed and maintained in accordance with the following criteria: (1) each of the stocks in the Index is also a constituent company of the S&P 500® Index; (2) each constituent in the S&P 500® Index is assigned to one of the Select Sector Indexes; and (3) the Index is calculated by the Index Provider using a modified “market capitalization” methodology, which is a hybrid between equal weighting and conventional market capitalization weighting with the weighting capped for the largest stocks included in the Index. This design ensures that each of the component stocks within a Select Sector Index is represented in a proportion consistent with its percentage with respect to the total market capitalization of such Select Sector Index.
As of November 30, 2021, the Index was comprised of 29 constituents which had a median total market capitalization of $28 billion, total market capitalizations ranging from $7.6 billion to $119 billion and were concentrated in the real estate sector.
In addition, on page 4 of each Real Estate ETF’s Summary Prospectus and on pages 247 and 256 of the statutory Prospectus, the paragraph immediately following the table under “Principal Investment Risks - Effects of Compounding and Market Volatility Risk” is replaced with the following:
The Index’s annualized historical volatility rate for the five year period ended November 30, 2021 was 22.09%.The Index’s highest volatility rate for any one calendar year during the five year period was 41.06% and volatility for a shorter period of time may have been substantially higher. The Index’s annualized performance for the five-year period ended November 30, 2021 was 12.89%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future. The volatility of ETFs or instruments that reflect the value of the Index, such as swaps, may differ from the volatility of the Index.
Additionally, under the “Principal Investment Risks” section in each Real Estate ETF’s Summary Prospectus and the summary section of the Prospectus, Micro-Capitalization Company Risk and Small- and/or Mid-Capitalization Company Risk are removed in their entirety and the following risk disclosure is added for each Real Estate ETF:
Mid-Capitalization Company Risk - Mid-capitalization companies often have narrower markets for their goods and/or services, more limited product lines, services, markets, managerial and financial resources, less stable earnings, or are dependent on a small management group. In addition, because these stocks are not well known to the investing public, do not have significant institutional ownership and are followed by relatively few security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies. As a result, the price of mid-capitalization companies can be more volatile and they may be less liquid than large-capitalization companies, which could increase the volatility of the Fund’s portfolio.
In addition, the following disclosure is added to the end of each Real Estate ETF’s Summary Prospectus and to each Real Estate ETF’s summary section in the Prospectus:
Index Information
The “Real Estate Select Sector Index” is a product of S&P Dow Jones Indices LLC (“SPDJI”), and has been licensed for use by Rafferty. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC(“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by Rafferty. Rafferty’s ETFs are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the Real Estate Select Sector Index.
On page 376 of the statutory Prospectus, in the section titled “Additional Information Regarding Investment Techniques and Policies - Market Volatility,” the table titled “Table 2 – Historic Volatility of each Fund’s Benchmark Index” is revised as follows to include the new index’s annualized volatility rate:
Index	Volatility Rate
Russell 1000 Financials 40 Act 15/22.5 Daily Capped Index	25.04%
Real Estate Select Sector Index	22.09%
Beginning on page 411 of the statutory Prospectus, in the section titled “Index Licensors,” the references to the Russell 1000® Index – Financials are replaced with the Russell 1000 Financials 40 Act 15/22.5 Daily Capped Index in the Russell Indices disclosure. Additionally, the references to the Real Estate ETFs and the MSCI US IMI Real Estate 25/50 Index are removed from the MSCI Indices disclosure, and references to the Real Estate ETFs and the Real Estate Select Sector Index are added to the Standard and Poor’s Indices disclosure.
For more information, please contact the Funds at (833) 547-4417.

Please retain this Supplement with your Summary Prospectus, Prospectus, and SAI.